Compensation Plans (Plan Assets By Investment Asset Category And Fair Value Input Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	$ 309	$ 275
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	51	42
Fixed Income - Canadian Bondfunds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	75	76
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	97	85
Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	72	58
Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	14	14
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	85	70
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	50	39
Level 1 [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	34	29
Level 1 [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	1	2
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	211	193
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	1	3
Level 2 [Member] | Fixed Income - Canadian Bondfunds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	75	76
Level 2 [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	63	56
Level 2 [Member] | Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	72	58
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	13	12
Level 3 [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	$ 13	$ 12	$ 12